Investment properties - Rental fee earned and operating expenses directly related to the investment properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rental income from investment property, net of direct operating expense [abstract]
Rental fee earned from investment properties	₩ 26,477	₩ 22,798
Direct operating expense from investment property generating rental income	₩ 5,568	₩ 4,093